Risk Management Overview (Tables)	12 Months Ended
Mar. 31, 2026
Disclosure of risk management strategy related to hedge accounting [abstract]
Disclosure of Monetary Assets and Liabilities Denominated In Foreign Currencies Explanatory

As at March 31, 2026 and 2025, the Company had the following monetary assets and liabilities denominated in foreign currencies:

	As of March 31,
	2026	2025
	British Pound	British Pound
Cash	255,400	696,010
AP and Accrued Liabilities	(228,503)	(235,946)

	As of March 31,
	2026	2025
	Euro	Euro
Cash	35,689	74,782